Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Gains or losses on financial assets and liabilities and exchange differences. Breakdown by heading of the balance sheet (Details) - EUR (€)
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Total Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)	€ 139,000,000	€ 186,000,000	[1]	€ 191,000,000	[1]
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net Financial Assets At Amortized Costs	106,000,000	44,000,000		37,000,000
Other, Gains or Losses arising from derecognition of financial assets measured at amortised cost	33,000,000	141,000,000		155,000,000
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)	777,000,000	419,000,000	[1]	640,000,000	[1]
Reclassification of financial assets from fair value through other comprehensive income	0	0		0
Reclassification of financial assets from amortized cost	0	0		0
Other gains or losses on financial assets and liabilties held for trading	777,000,000	419,000,000		640,000,000
Gains losses on non trading financial assets at fair value through profit or loss	208,000,000	143,000,000		96,000,000
Reclassification of financial assets from fair value through other comprehensive income	0	0		0
Reclassification of financial assets from amortized cost	0	0		0
Other Gains Or Losses on financial assets and liabilities at fair value through profit or loss	208,000,000	143,000,000		96,000,000
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)	56,000,000	(98,000,000)	[1]	139,000,000	[1]
Gains or losses from hedge accounting net (Income Statement)	7,000,000	55,000,000	[1]	69,000,000	[1]
Total Gains (losses) on financial assets and liabilities (net)	1,187,000,000	705,000,000		1,136,000,000
Exchange differences (Income Statement)	359,000,000	581,000,000	[1]	13,000,000	[1]
Total gains (losses) on financial instruments and exchange differences	€ 1,546,000,000	€ 1,286,000,000		€ 1,148,000,000

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).